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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 03/31/17

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	ESC-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.83%

Belgium–2.07%

Sioen Industries N.V.	251,000	$7,448,923
Van de Velde N.V.	62,106	3,549,759
		10,998,682

France–26.30%

Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,651,258
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	4,806,702
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	46,988	5,738,247
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	7,887,237
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	3,534,509
Constuctions Industrielles de la Mediterranee S.A.	80,972	11,098,565
Gaztransport & Technigaz S.A.	120,000	4,517,523
GEA	49,000	4,599,826
Gerard Perrier Industrie S.A.	169,171	8,517,861
Infotel S.A.	165,142	8,101,839
Linedata Services (a)	506,159	27,126,843
Maisons France Confort S.A.	112,990	6,508,732
Manutan International	93,000	6,904,859
Metropole Television S.A.	237,302	5,295,729
Neurones	280,000	7,138,691
Tessi S.A.	88,294	12,884,867
Total Gabon	6,432	994,894
Trigano S.A.	80,188	7,714,902
Wavestone	42,444	3,975,333
		139,998,417

Germany–5.32%

CANCOM S.E.	50,310	2,840,657
CENIT AG	230,151	5,143,637
Hypoport AG (b)	38,554	3,610,170
MorphoSys AG (b)	101,912	5,978,539
Nexus AG	202,730	4,369,578
SMT Scharf AG (b)	89,110	1,303,247
Takkt AG	218,690	5,072,838
		28,318,666

Greece–3.17%

Autohellas S.A.	207,551	3,301,149
Hellenic Exchanges - Athens Stock Exchange S.A.	940,000	4,632,682
Karelia Tobacco Co. Inc. S.A.	7,255	2,048,585
Metka Industrial-Construction S.A.	914,192	6,895,118
		16,877,534

	Shares	Value

Ireland–5.03%

CPL Resources PLC	929,792	$5,851,948
Origin Enterprises PLC	1,330,237	9,454,999
Total Produce PLC	5,516,323	11,474,848
		26,781,795

Israel–4.73%

Hilan Ltd.	517,409	9,139,609
Israel Discount Bank Ltd. -Class A(b)	5,598,000	13,148,498
MIND C.T.I. Ltd. (a)	1,200,000	2,916,000
		25,204,107

Italy–3.46%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	920,532	15,250,111
El.En. S.p.A.	107,797	3,171,492
		18,421,603

Norway–5.06%

Bonheur ASA	461,206	3,961,836
Ekornes ASA	590,214	7,424,594
Kongsberg Gruppen ASA	296,721	4,613,909
NextGenTel Holding ASA	903,998	2,611,311
Wilh. Wilhelmsen Holding ASA -Class A	314,539	8,316,485
		26,928,135

Portugal–0.23%

Conduril - Engenharia S.A.	31,412	1,206,315

Romania–5.77%

Banca Transilvania S.A.	10,862,551	6,764,251
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	1,931,512	13,802,494
Transgaz SA Medias	114,300	10,149,526
		30,716,271

Spain–1.57%

Baron de Ley, S.A. (b)	68,000	8,360,120

Switzerland–4.75%

Carlo Gavazzi Holding AG	18,625	5,374,832
Kardex AG	147,048	14,367,814
OC Oerlikon Corp. AG	521,945	5,576,725
		25,319,371

Turkey–1.54%

Yazicilar Holding A.S. -Class A	1,476,313	8,214,491

United Kingdom–17.83%

City of London Investment Group PLC	900,000	4,300,802
Clarkson PLC	188,808	6,134,167
DCC PLC	58,026	5,106,007
Diploma PLC	458,327	6,079,723

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

Eurocell PLC	1,809,000	$5,494,937
Fairpoint Group PLC	2,296,500	406,319
Hargreaves Services PLC	311,886	1,309,716
IG Group Holdings PLC	247,684	1,542,868
Jupiter Fund Management PLC	867,000	4,618,356
Micro Focus International PLC	430,709	12,289,949
NAHL Group PLC (a)	2,324,183	4,541,584
Renew Holdings PLC	600,000	3,269,286
SafeStyle UK PLC	1,802,000	6,782,842
Savills PLC	981,600	11,324,175
Staffline Group PLC	610,000	8,794,630
TP ICAP PLC	876,220	5,098,134
Ultra Electronics Holdings PLC	105,512	2,738,445
XLMedia PLC	3,875,000	5,120,785
		94,952,725
Total Common Stocks & Other Equity Interests (Cost $378,996,265)		462,298,232

	Shares	Value

Money Market Funds–12.49%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	39,889,235	$39,889,235
Treasury Portfolio – Institutional Class, 0.59% (c)	26,592,823	26,592,823
Total Money Market Funds (Cost $66,482,058)		66,482,058
TOTAL INVESTMENTS–99.32% (Cost $445,478,323)		528,780,290
OTHER ASSETS LESS LIABILITIES–0.68%		3,610,093
NET ASSETS–100.00%		$532,390,383

Investment Abbreviations:

CCI —Chambre-de-Commerce-et-d’Industrie

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2017 was $34,584,427, which represented 6.50% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 1 to Level 2 of $30,915,712 and from Level 2 to Level 1 of $95,344,956, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Belgium	$10,998,682	$—	$—	$10,998,682
France	135,480,894	4,517,523	—	139,998,417
Germany	17,196,490	11,122,176	—	28,318,666
Greece	9,982,416	6,895,118	—	16,877,534
Ireland	26,781,795	—	—	26,781,795
Israel	25,204,107	—	—	25,204,107
Italy	18,421,603	—	—	18,421,603
Norway	26,928,135	—	—	26,928,135
Portugal	1,206,315	—	—	1,206,315
Romania	23,952,020	6,764,251	—	30,716,271
Spain	8,360,120	—	—	8,360,120
Switzerland	25,319,371	—	—	25,319,371
Turkey	8,214,491	—	—	8,214,491
United Kingdom	84,200,202	10,752,523	—	94,952,725
Money Market Funds	66,482,058	—	—	66,482,058
Total Investments	$488,728,699	$40,051,591	$—	$528,780,290

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/17	Dividend Income
Fairpoint Group PLC (a)	$477,153	$—	$—	$(70,834)	$—	$406,319	$—
Linedata Services	24,917,076	—	—	2,209,767	—	27,126,843	—
MIND C.T.I. Ltd.	2,928,000	—	—	(12,000)	—	2,916,000	288,000
NAHL Group PLC	3,327,064	486,735	—	727,785	—	4,541,584	—
Total	$31,649,293	$486,735	$—	$2,854,718	$—	$34,990,746	$288,000
(a)	As of March 31, 2017, this security is no longer considered as an affiliate of the Fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $3,473,941 and $27,255,727, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$118,004,485
Aggregate unrealized (depreciation) of investment securities	(35,491,257)
Net unrealized appreciation of investment securities	$82,513,228

Cost of investments for tax purposes is $446,267,062.

NOTE 5 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	GCE-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.66%

Australia–3.12%

Australia and New Zealand Banking Group Ltd.	589,040	$14,306,800
Qantas Airways Ltd.	4,568,559	13,577,574
		27,884,374

Brazil–1.97%

Banco do Brasil S.A.	624,500	6,736,740
Petroleo Brasileiro S.A. -ADR(a)	1,119,959	10,852,403
		17,589,143

Canada–2.76%

Peyto Exploration & Development Corp.	414,237	8,519,293
Suncor Energy, Inc.	527,207	16,186,684
		24,705,977

China–1.08%

Baidu, Inc. -ADR(a)	56,190	9,693,899

France–2.72%

LVMH Moet Hennessy Louis Vuitton S.E.	52,946	11,641,181
Publicis Groupe S.A.	180,781	12,633,481
		24,274,662

Germany–2.13%

Porsche Automobil Holding S.E. -Preference Shares	349,313	19,056,280

Hong Kong–2.22%

AIA Group Ltd.	3,147,200	19,843,249

India–1.21%

InterGlobe Aviation Ltd. -REGS (b)	665,923	10,796,476

Israel–1.02%

Teva Pharmaceutical Industries Ltd. -ADR	282,933	9,079,320

Japan–7.54%

Hitachi, Ltd.	2,638,000	14,329,067
KDDI Corp.	550,200	14,440,063
Komatsu Ltd.	576,601	15,083,487
Mitsui O.S.K. Lines, Ltd.	3,682,000	11,615,917
Toyota Motor Corp.	218,700	11,901,061
		67,369,595

Luxembourg–1.75%

ArcelorMittal (a)	1,870,240	15,646,232

Netherlands–8.33%

GrandVision N.V. -REGS(b)	374,700	9,175,371

	Shares	Value

Netherlands–(continued)

ING Groep N.V.	942,786	$14,251,009
Koninklijke DSM N.V.	185,492	12,547,164
Koninklijke Philips N.V.	441,173	14,179,820
Philips Lighting N.V. -REGS (a)(b)	380,862	10,892,489
Randstad Holding N.V.	232,646	13,426,274
		74,472,127

Singapore–1.54%

DBS Group Holdings Ltd.	992,300	13,762,239

South Africa–0.92%

Naspers Ltd. -Class N	47,637	8,204,836

Switzerland–4.51%

ABB Ltd.	398,672	9,327,360
Roche Holding AG	59,554	15,211,856
UBS Group AG	983,339	15,740,101
		40,279,317

Taiwan–2.10%

Taiwan Semiconductor Manufacturing Co. Ltd.	2,998,000	18,810,618

United Kingdom–11.69%

Diageo PLC	328,407	9,404,972
Imperial Brands PLC	204,447	9,913,658
Liberty Global PLC -Series A(a)	373,312	13,390,702
Rio Tinto PLC	296,991	11,939,691
Royal Dutch Shell PLC -Class A -ADR	455,143	23,999,690
St. James’s Place PLC	1,213,454	16,142,108
Vodafone Group PLC -ADR	744,405	19,674,624
		104,465,445

United States–43.05%

Allergan PLC	65,747	15,708,273
Alphabet Inc. -Class C (a)	26,908	22,321,801
American Express Co.	282,470	22,346,202
Berkshire Hathaway Inc. -Class A (a)	63	15,740,550
Biogen Inc. (a)	60,717	16,601,242
BioMarin Pharmaceutical Inc. (a)	23,755	2,085,214
Celgene Corp. (a)	191,014	23,767,872
Chevron Corp.	170,081	18,261,597
Cognizant Technology Solutions Corp. -Class A (a)	268,191	15,962,728
Comcast Corp. -Class A	498,560	18,740,870
Concho Resources Inc. (a)	107,145	13,750,989
Delphi Automotive PLC	195,538	15,738,854
First Republic Bank	227,591	21,350,312
GGP Inc.	445,840	10,334,571
HCA Holdings, Inc. (a)	150,416	13,385,520
International Business Machines Corp.	62,803	10,936,514

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Johnson Controls International PLC	216,752	$9,129,594
Marsh & McLennan Cos., Inc.	175,726	12,984,394
McKesson Corp.	93,283	13,830,138
Moody’s Corp.	39,824	4,461,881
Nielsen Holdings PLC	258,767	10,689,665
Oracle Corp.	100,154	4,467,870
Priceline Group Inc. (The) (a)	5,952	10,594,381
Progressive Corp. (The)	470,908	18,450,175
Sherwin-Williams Co. (The)	43,529	13,502,261
Shire PLC -ADR	107,423	18,716,309
Thermo Fisher Scientific, Inc.	58,070	8,919,552
Vertex Pharmaceuticals Inc. (a)	18,753	2,050,641
		384,829,970
TOTAL INVESTMENTS–99.66% (Cost $813,375,436)		890,763,759
OTHER ASSETS LESS LIABILITIES–0.34%		3,068,061
NET ASSETS–100.00%		$893,831,820

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $30,864,336, which represented 3.45% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 2 to Level 1 of $173,453,678, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$13,577,574	$14,306,800	$—	$27,884,374
Brazil	17,589,143	—	—	17,589,143
Canada	24,705,977	—	—	24,705,977
China	9,693,899	—	—	9,693,899
France	12,633,481	11,641,181	—	24,274,662
Germany	19,056,280	—	—	19,056,280
Hong Kong	19,843,249	—	—	19,843,249
India	10,796,476	—	—	10,796,476
Israel	9,079,320	—	—	9,079,320
Japan	14,440,063	52,929,532	—	67,369,595
Luxembourg	—	15,646,232	—	15,646,232
Netherlands	74,472,127	—	—	74,472,127
Singapore	13,762,239	—	—	13,762,239
South Africa	—	8,204,836	—	8,204,836
Switzerland	40,279,317	—	—	40,279,317
Taiwan	—	18,810,618	—	18,810,618
United Kingdom	85,146,815	19,318,630	—	104,465,445
United States	384,829,970	—	—	384,829,970
	749,905,930	140,857,829	—	890,763,759
Forward Foreign Currency Contracts*	—	(1,129,604)	—	(1,129,604)
Total Investments	$749,905,930	$139,728,225	$—	$889,634,155
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
08/14/2017	Barclays Bank PLC	GBP	17,940,000	USD	22,429,145	$22,551,079	$(121,934)
08/14/2017	Goldman Sachs International	JPY	2,400,000,000	USD	21,181,392	21,684,012	(502,620)
08/14/2017	JPMorgan Chase Bank, N.A.	JPY	2,400,000,000	USD	21,178,962	21,684,012	(505,050)
Total Forward Foreign Currency Contracts—Currency Risk							$(1,129,604)

Currency Abbreviations:

GBP	—	British Pound Sterling

JPY	—	Japanese Yen

USD	—	U.S. Dollar

Invesco Global Core Equity Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $135,190,458 and $166,324,326, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,801,406
Aggregate unrealized (depreciation) of investment securities	(29,554,753)
Net unrealized appreciation of investment securities	$77,246,653
Cost of investments for tax purposes is $813,517,106.

NOTE 5 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	ISC-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.92%

Brazil–7.66%

Fleury S.A.	542,700	$7,333,081
TOTVS S.A.	128,900	1,142,621
Wilson Sons Ltd. -BDR	922,700	10,463,456
		18,939,158

Canada–10.22%

Brookfield Real Estate Services, Inc.	172,000	2,092,687
Calian Group Ltd.	367,000	6,819,243
Epsilon Energy Ltd. (a)	1,578,800	3,739,685
Epsilon Energy Ltd. -Rts. (a)	1,578,800	83,104
exactEarth Ltd. (a)	352,656	371,259
Medical Facilities Corp.	151,600	2,100,980
Total Energy Services Inc.	722,190	7,222,714
TransGlobe Energy Corp. (a)	1,789,922	2,839,971
		25,269,643

Egypt–2.29%

Eastern Tobacco	482,640	5,660,383

Estonia–0.92%

Silvano Fashion Group AS -Class A	725,000	2,261,887

France–10.74%

AURES Technologies SA	67,164	1,556,893
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	4,441,158
Constuctions Industrielles de la Mediterranee S.A.	25,804	3,536,869
Linedata Services	58,928	3,158,159
Metropole Television S.A.	252,758	5,640,651
Precia S.A. (b)	35,321	6,556,090
Tessi S.A.	11,400	1,663,618
		26,553,438

Germany–5.00%

Hypoport AG (a)	17,492	1,637,939
MorphoSys AG (a)	120,702	7,080,830
Takkt AG	157,000	3,641,847
		12,360,616

Greece–1.42%

European Reliance General Insurance Co. S.A.	212,652	517,210
METKA INDUSTRIAL- CONSTRUCTION S.A.	397,000	2,994,297
		3,511,507

Indonesia–0.55%

PT Pakuwon Jati Tbk	29,382,700	1,356,481

	Shares	Value

Ireland–1.97%

Total Produce PLC	2,335,000	$4,857,180

Israel–1.52%

Israel Discount Bank Ltd. -Class A (a)	1,600,000	3,758,056

Italy–3.51%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	523,910	8,679,422

Japan–2.66%

EXEDY Corp.	62,700	1,795,316
Nippon Ceramic Co., Ltd.	219,700	4,779,172
		6,574,488

Malaysia–1.54%

7-Eleven Malaysia Holdings Bhd.	6,924,600	2,503,527
Heineken Malaysia Bhd.	324,400	1,312,114
		3,815,641

Mexico–1.90%

Bolsa Mexicana de Valores, S.A.B. de C.V.	2,834,700	4,708,741

Netherlands–1.08%

Aalberts Industries N.V.	71,823	2,681,602

New Zealand–1.73%

Freightways Ltd.	812,632	4,266,716

Norway–0.76%

Kongsberg Gruppen ASA	120,919	1,880,249

Philippines–2.67%

Energy Development Corp.	54,981,350	6,593,381

Romania–5.52%

Banca Transilvania S.A.	7,225,957	4,499,697
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	5,045,043
Transgaz SA Medias	46,200	4,102,433
		13,647,173

South Africa–1.49%

Cartrack Holdings Ltd.	1,500,000	1,229,907
Net 1 UEPS Technologies, Inc. (a)	200,000	2,446,000
		3,675,907

Switzerland–0.84%

Kardex AG	21,300	2,081,187

Thailand–0.80%

Major Cineplex Group PCL	1,992,200	1,971,758

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Turkey–1.29%

Yazicilar Holding A.S. -Class A	573,400	$3,190,508

United Kingdom–18.84%

Bioventix PLC	64,000	1,442,995
Clarkson PLC	142,000	4,613,426
DCC PLC	75,551	6,648,122
Eurocell PLC	1,131,000	3,435,475
Goodwin PLC	40,000	801,664
HomeServe PLC	327,805	2,319,938
IG Group Holdings PLC	154,791	964,221
Jupiter Fund Management PLC	873,948	4,655,366
Micro Focus International PLC	341,149	9,734,423
Mortgage Advice Bureau (Holdings) Ltd.	615,000	2,983,177
Savills PLC	591,866	6,828,030
TP ICAP PLC	366,680	2,133,464
		46,560,301
Total Common Stocks & Other Equity Interests (Cost $172,349,135)		214,855,423

	Shares	Value

Money Market Funds–13.87%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	20,561,659	$20,561,659
Treasury Portfolio – Institutional Class, 0.59% (c)	13,707,773	13,707,773
Total Money Market Funds (Cost $34,269,432)		34,269,432
TOTAL INVESTMENTS–100.79% (Cost $206,618,567)		249,124,855
OTHER ASSETS LESS LIABILITIES–(0.79)%		(1,946,626)
NET ASSETS–100.00%		$247,178,229

Investment Abbreviations:

BDR	—	Brazilian Depositary Receipt
Rts.	—	Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2017 represented 2.65% of the Fund’s Net Assets. See Note 3.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 1 to Level 2 of $27,110,520 and from

Level 2 to Level 1 of $51,529,873, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Brazil	$18,939,158	$—	$—	$18,939,158
Canada	25,269,643	—	—	25,269,643
Egypt	—	5,660,383	—	5,660,383
Estonia	—	2,261,887	—	2,261,887
France	26,553,438	—	—	26,553,438
Germany	5,279,786	7,080,830	—	12,360,616
Greece	517,210	2,994,297	—	3,511,507
Indonesia	1,356,481	—	—	1,356,481
Ireland	4,857,180	—	—	4,857,180
Israel	3,758,056	—	—	3,758,056
Italy	8,679,422	—	—	8,679,422
Japan	—	6,574,488	—	6,574,488
Malaysia	3,815,641	—	—	3,815,641
Mexico	4,708,741	—	—	4,708,741
Netherlands	2,681,602	—	—	2,681,602
New Zealand	4,266,716	—	—	4,266,716
Norway	1,880,249	—	—	1,880,249
Philippines	6,593,381	—	—	6,593,381
Romania	9,147,476	4,499,697	—	13,647,173
South Africa	3,675,907	—	—	3,675,907
Switzerland	2,081,187	—	—	2,081,187
Thailand	1,971,758	—	—	1,971,758
Turkey	3,190,508	—	—	3,190,508
United Kingdom	37,291,509	9,268,792	—	46,560,301
Money Market Funds	34,269,432	—	—	34,269,432
Total Investments	$210,784,481	$38,340,374	$—	$249,124,855

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 03/31/17	Dividend Income
Precia S.A.	$ 6,134,225	$ —	$ —	$ 421,865	$ —	$ 6,556,090	$ —

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $6,819,141 and $11,182,533, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,034,583
Aggregate unrealized (depreciation) of investment securities	(14,173,228)
Net unrealized appreciation of investment securities	$40,861,355
Cost of investments for tax purposes is $208,263,500.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	SCE-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.86%

Aerospace & Defense–2.29%

BWX Technologies, Inc.	313,093	$14,903,227
Orbital ATK, Inc.	148,364	14,539,672
		29,442,899

Air Freight & Logistics–0.90%

Forward Air Corp.	242,239	11,523,309

Alternative Carriers–1.05%

Iridium Communications Inc. (b)(c)	1,393,161	13,444,004

Apparel Retail–0.75%

American Eagle Outfitters, Inc.	682,012	9,568,628

Application Software–2.93%

Blackbaud, Inc.	205,507	15,756,222
MicroStrategy Inc. -Class A (c)	65,751	12,348,038
Verint Systems Inc. (c)	219,049	9,501,250
		37,605,510

Auto Parts & Equipment–1.01%

Visteon Corp. (c)	132,768	13,004,626

Biotechnology–1.39%

Neurocrine Biosciences, Inc. (c)	249,869	10,819,328
Retrophin, Inc. (c)	382,185	7,055,135
		17,874,463

Building Products–2.15%

Apogee Enterprises, Inc.	258,628	15,416,815
Trex Co., Inc. (c)	175,106	12,150,605
		27,567,420

Casinos & Gaming–1.14%

Boyd Gaming Corp. (c)	667,350	14,688,373

Construction & Engineering–1.70%

Dycom Industries, Inc. (c)	126,623	11,769,608
Primoris Services Corp.	430,335	9,992,379
		21,761,987

Construction Materials–0.90%

Eagle Materials Inc.	118,539	11,514,878

Consumer Finance–1.03%

SLM Corp. (c)	1,088,425	13,169,942

Data Processing & Outsourced Services–2.88%

Euronet Worldwide, Inc. (c)	143,598	12,280,501
Genpact Ltd.	418,167	10,353,815
Jack Henry & Associates, Inc.	153,619	14,301,929
		36,936,245

	Shares	Value

Diversified Support Services–0.77%

Mobile Mini, Inc.	324,787	$9,906,004

Electrical Components & Equipment–1.98%

EnerSys	173,178	13,670,672
Generac Holdings, Inc. (c)	314,101	11,709,685
		25,380,357

Electronic Components–0.87%

Belden Inc.	161,362	11,164,637

Electronic Equipment & Instruments–4.12%

Coherent, Inc. (c)	112,375	23,108,795
FLIR Systems, Inc.	354,259	12,852,517
Zebra Technologies Corp. -Class A (c)	186,176	16,988,560
		52,949,872

Environmental & Facilities Services–2.82%

ABM Industries Inc.	317,175	13,828,830
Team, Inc. (c)	264,633	7,158,323
Waste Connections, Inc. (Canada)	172,241	15,195,101
		36,182,254

Gas Utilities–1.33%

UGI Corp.	346,292	17,106,825

Health Care Equipment–4.82%

Analogic Corp.	154,255	11,707,955
Hill-Rom Holdings, Inc.	277,189	19,569,543
Nevro Corp. (c)	138,545	12,981,666
Wright Medical Group N.V. (c)	565,383	17,594,719
		61,853,883

Health Care Facilities–0.72%

Acadia Healthcare Co., Inc. (c)	213,380	9,303,368

Health Care REIT’s–0.92%

Healthcare Trust of America, Inc. -Class A	374,381	11,778,026

Health Care Services–0.51%

Tivity Health, Inc. (c)	226,648	6,595,457

Health Care Technology–0.90%

HMS Holdings Corp. (c)	568,845	11,564,619

Home Entertainment Software–1.66%

Take-Two Interactive Software, Inc. (c)	359,676	21,317,997

Home Furnishings–0.91%

La-Z-Boy Inc.	432,584	11,679,768

Homebuilding–0.53%

Beazer Homes USA, Inc. (c)	564,378	6,845,905

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Household Appliances–1.03%

Helen of Troy Ltd. (c)	139,772	$13,166,522

Industrial Machinery–3.43%

Albany International Corp. -Class A	339,566	15,637,015
SPX Corp. (c)	691,452	16,767,711
Watts Water Technologies, Inc. -Class A	185,678	11,577,023
		43,981,749

Investment Banking & Brokerage–3.05%

E*TRADE Financial Corp. (c)	442,279	15,431,114
Lazard Ltd. -Class A	289,534	13,315,669
Piper Jaffray Cos.	163,626	10,447,520
		39,194,303

IT Consulting & Other Services–0.74%

Luxoft Holding, Inc. (c)	151,611	9,483,268

Life & Health Insurance–1.09%

CNO Financial Group, Inc.	684,089	14,023,824

Life Sciences Tools & Services–0.92%

Cambrex Corp. (c)	215,134	11,843,127

Managed Health Care–0.00%

HealthEquity, Inc. (c)	44	1,868

Multi-Line Insurance–2.25%

American Financial Group, Inc.	169,904	16,212,240
Horace Mann Educators Corp.	307,409	12,619,139
		28,831,379

Office Services & Supplies–0.52%

Pitney Bowes Inc.	510,636	6,694,438

Oil & Gas Equipment & Services–1.68%

Forum Energy Technologies Inc. (c)	604,031	12,503,442
Superior Energy Services, Inc. (c)	640,189	9,129,095
		21,632,537

Oil & Gas Exploration & Production–4.05%

Energen Corp. (c)	248,387	13,522,188
Newfield Exploration Co. (c)	318,003	11,737,491
Parsley Energy, Inc. -Class A (c)	340,359	11,065,071
RSP Permian Inc. (c)	377,495	15,639,618
		51,964,368

Packaged Foods & Meats–2.31%

Pinnacle Foods Inc.	339,919	19,671,113
TreeHouse Foods, Inc. (c)	117,755	9,969,138
		29,640,251

Paper Packaging–1.38%

Graphic Packaging Holding Co.	1,375,321	17,700,381

Pharmaceuticals–1.91%

Phibro Animal Health Corp. -Class A	333,265	9,364,746
Supernus Pharmaceuticals Inc. (c)	485,822	15,206,229
		24,570,975

	Shares	Value

Property & Casualty Insurance–1.07%

Hanover Insurance Group Inc. (The)	153,191	$13,796,381

Real Estate Operating Companies–0.84%

Kennedy-Wilson Holdings Inc.	485,374	10,775,303

Regional Banks–9.27%

Bank of the Ozarks, Inc.	291,079	15,139,019
BankUnited, Inc.	334,421	12,477,248
Great Western Bancorp, Inc.	383,440	16,261,690
IBERIABANK Corp.	183,034	14,477,989
Pinnacle Financial Partners, Inc.	211,994	14,087,001
Synovus Financial Corp.	375,076	15,385,618
Webster Financial Corp.	311,046	15,564,742
Western Alliance Bancorp (c)	317,988	15,610,031
		119,003,338

Restaurants–2.11%

Panera Bread Co. -Class A (c)	54,266	14,210,637
Papa John’s International, Inc.	160,151	12,818,486
		27,029,123

Semiconductor Equipment–0.81%

Xperi Corp.	304,976	10,353,935

Semiconductors–3.73%

Cirrus Logic, Inc. (c)	176,076	10,686,052
MACOM Technology Solutions Holdings, Inc. (c)	262,037	12,656,387
Microsemi Corp. (c)	353,014	18,190,811
Power Integrations, Inc.	96,678	6,356,579
		47,889,829

Specialized Consumer Services–1.07%

ServiceMaster Global Holdings, Inc. (c)	330,558	13,800,796

Specialized REIT’s–0.98%

CubeSmart	485,002	12,590,652

Specialty Chemicals–3.02%

Minerals Technologies Inc.	183,578	14,062,075
PolyOne Corp.	334,350	11,397,991
Sensient Technologies Corp.	168,264	13,336,605
		38,796,671

Specialty Stores–1.53%

Michaels Cos., Inc. (The) (c)	544,546	12,192,385
Sally Beauty Holdings, Inc. (c)	361,718	7,393,516
		19,585,901

Technology Distributors–1.03%

Tech Data Corp. (c)	141,000	13,239,900

Technology Hardware, Storage & Peripherals–0.48%

Cray, Inc. (c)	281,071	6,155,455

Tires & Rubber–0.61%

Cooper Tire & Rubber Co.	177,611	7,877,048

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Trucking–1.97%

Celadon Group, Inc.	513,066	$3,360,582
Old Dominion Freight Line, Inc.	140,346	12,009,407
Swift Transportation Co. (c)	482,757	9,915,829
		25,285,818
Total Common Stocks & Other Equity Interests (Cost $989,647,060)		1,230,640,396

Money Market Funds–1.80%

Government & Agency Portfolio – Institutional Class, 0.61% (d)	13,828,070	13,828,070
Treasury Portfolio – Institutional Class, 0.59% (d)	9,218,714	9,218,714
Total Money Market Funds (Cost $23,046,784)		23,046,784
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.66% (Cost $1,012,693,844)		1,253,687,180

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.38%

Government & Agency Portfolio –Institutional Class, 0.61% (Cost $4,889,946)(d)(e)	4,889,946	4,889,946
TOTAL INVESTMENTS–98.04% (Cost $1,017,583,790)		1,258,577,126
OTHER ASSETS LESS LIABILITIES–1.96%		25,226,571
NET ASSETS–100.00%		$1,283,803,697

Investment Abbreviations:

REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2017.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $59,857,848 and $137,215,697, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$299,281,325
Aggregate unrealized (depreciation) of investment securities	(58,467,675)
Net unrealized appreciation of investment securities	$240,813,650

Cost of investments for tax purposes is $1,017,763,476.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.